TCW ETF TRUST

(the “Trust”)

TCW AAA CLO ETF

(the “Fund”)

Supplement dated February 28, 2025

to the Prospectus and Statement of Additional Information (“SAI”)

of the Fund

This Supplement provides new information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

On February 7, 2025, 2025, the Board of Trustees of the Fund approved changes to the Fund’s investment objective and principal investment strategies. These changes are effective on April 22, 2025 (the “Effective Date”).

For the period of February 28, 2025 until the Effective Date:

(1)	The first paragraph of the FUND SUMMARY section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Investment Objective: The Fund’s investment objective is to seek to provide capital preservation and current income by investing principally in a portfolio composed of U.S. dollar-denominated AAA-rated collateralized loan obligations (“CLOs”).

(2)	The FUND SUMMARY—Principal Investment Strategies section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated CLOs that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The Fund has no restrictions on investment maturity. The Fund may purchase CLOs in both the primary market (e.g., directly from the issuer) and in the secondary market. A CLO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is a security backed by an underlying portfolio of loan obligations, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, “covenant lite” loans (which have few or no financial maintenance covenants) and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and high yield bonds rated below investment grade (commonly known as “junk bonds”), held by such issuer. The cash flows from the SPE are split into two or more tranches of debt that vary in risk and yield. The riskiest CLO tranche is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a “senior” CLO tranche typically has higher ratings and lower yields than its underlying securities and may be rated AAA.

The Fund may invest up to 20% of its assets in CLOs denominated in any currency and in CLOs that are, at the time of purchase, rated AA or A (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest in floating- and fixed-rate CLOs. The Fund may also buy when-issued securities and participate in delayed delivery transactions. When-issued and delayed delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

The Fund uses a bottom-up analysis to select CLO investments which considers various factors, including an assessment of the CLO manager, the CLO’s underlying collateral, expected performance under various stress scenarios and an analysis of the CLO’s documentation and structural terms.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Fund is a “non-diversified” fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

(3)	The ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS—TCW AAA CLO section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

TCW AAA CLO ETF

Investment Objective:

The Fund’s investment objective is to seek to provide capital preservation and current income by investing principally in a portfolio composed of U.S. dollar-denominated AAA-rated collateralized loan obligations (“CLOs”). The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund has adopted a non-fundamental policy not to purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules thereunder.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated CLOs that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality, in accordance with Rule 35d-1 under the 1940 Act. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated CLOs that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds.

The Fund has no restrictions on investment maturity. The Fund may purchase CLOs in both the primary market (e.g., directly from the issuer) and in the secondary market. A CLO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is a security backed by an underlying portfolio of loan obligations, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, “covenant lite” loans (which have few or no financial maintenance covenants) and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and high yield bonds rated below investment grade (commonly known as “junk bonds”) (i.e., debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations), held by such issuer. The cash flows from the SPE are split into two or more tranches of debt that vary in risk and yield. The riskiest CLO tranche is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a “senior” CLO tranche typically has higher ratings and lower yields than its underlying securities and may be rated AAA.

The Fund may invest up to 20% of its assets in CLOs denominated in any currency and in CLOs that are, at the time of purchase, rated AA or A (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest in floating- and fixed-rate CLOs. The Fund may also buy when-issued securities and participate in delayed delivery transactions. When-issued and delayed delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

The Fund uses a bottom-up analysis to select CLO investments which considers various factors, including an assessment of the CLO manager, the CLO’s underlying collateral, expected performance under various stress scenarios and an analysis of the CLO’s documentation and structural terms.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Fund is a “non-diversified” fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

(4)	The INVESTMENT RESTRICTIONS AND POLICIES—Non-Fundamental Investment Policies—TCW AAA CLO ETF section of the Fund’s SAI is deleted in its entirety and replaced with the following:

TCW AAA CLO ETF

TCW AAA CLO ETF will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated CLOs that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality, in accordance with Rule 35d-1 under the 1940 Act.

Shareholders of the Fund should retain this Supplement for future reference.

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